INCOME TAX EXPENSE (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax expense	¥ 401,913,951	¥ 333,883,691	¥ 86,073,560
Deferred tax benefit	(105,085,476)	(57,888,823)	(33,470,137)
Total income tax expense	¥ 296,828,475	¥ 275,994,868	¥ 52,603,423